UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21295

JPMorgan Trust I

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: August 31

Date of reporting period: November 30, 2011

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust I

Schedule of Portfolio Investments as of November 30, 2011

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2012.

JPMorgan Diversified Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 100.2%
	Alternative Assets — 18.4%
84,115	Highbridge Dynamic Commodities Strategy Fund, Class R5 Shares (b)	1,561,178
17,895	iPath Dow Jones-UBS Commodity Index Total Return (a)	784,696
265,324	JPMorgan Realty Income Fund, Class R5 Shares (b)	2,600,174

	Total Alternative Assets	4,946,048

	Fixed Income — 62.1%
1,063,331	JPMorgan Inflation Managed Bond Fund, Class R6 (b)	11,250,039
519,533	JPMorgan Real Return Fund, Institutional Class Shares (b)	5,465,485

	Total Fixed Income	16,715,524

	International Equity — 14.3%
36,111	iShares S&P Global Infrastructure Index Fund	1,233,552
192,582	JPMorgan Global Natural Resources Fund, Class R5 Shares (a) (b)	2,597,927

	Total International Equity	3,831,479

	Money Market — 5.4%
1,450,024	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.080% (b) (l) (m)	1,450,024

	Total Investments — 100.2% (Cost $25,946,290)	26,943,075
	Liabilities in Excess of Other Assets — (0.2)%	(47,506)

	NET ASSETS — 100.0%	$26,895,569

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security
(b)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of November 30, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency exchange contracts.

The financial statements of the underlying funds in which the Fund invests should be read in conjunction with the Fund’s financial statements.

As of November 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,015,457
Aggregate gross unrealized depreciation	(18,672)

Net unrealized appreciation/depreciation	$996,785

Federal income tax cost of investments	$25,946,290

JPMorgan Diversified Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$26,943,075	$—	$—	$26,943,075

(a)	Portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended November 30, 2011.

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — 14.0%
Consumer Discretionary — 4.2%
	Broadcasting & Cable TV — 0.7%
1,800	CCH II LLC/CCH II Capital Corp., 13.500%, 11/30/16 (m)	2,075
500	Mediacom Broadband LLC/Mediacom Broadband Corp., 8.500%, 10/15/15	512
190	Virgin Media Finance plc, (United Kingdom), 9.500%, 08/15/16	208

		2,795

	Gaming — 1.4%
1,235	Isle of Capri Casinos, Inc., 7.000%, 03/01/14	1,142
500	Mandalay Resort Group, 7.625%, 07/15/13	495
925	MCE Finance Ltd., (Cayman Islands), 10.250%, 05/15/18	1,004
3,000	Seminole Hard Rock Entertainment, Inc., VAR, 2.847%, 03/15/14 (e) (m)	2,805

		5,446

	Hotels, Restaurants & Leisure — 0.2%
750	CKE Restaurants, Inc., 11.375%, 07/15/18 (m)	799

	Household Durables — 0.1%
500	Standard Pacific Corp., 10.750%, 09/15/16 (m)	510

	Media — 1.5%
1,700	Intelsat Luxembourg S.A., (Luxembourg), PIK, 12.500%, 02/04/17	1,560
1,000	Lamar Media Corp., 6.625%, 08/15/15	997
	Nielsen Finance LLC/Nielsen Finance Co.,
500	7.750%, 10/15/18	529
500	11.500%, 05/01/16	570
750	Sinclair Television Group, Inc., 9.250%, 11/01/17 (e) (m)	804
500	Telesat Canada/Telesat LLC, (Canada), 11.000%, 11/01/15	534
	WMG Acquisition Corp.,
1,025	9.500%, 06/15/16 (e) (m)	1,076

		6,070

	Specialty Retail — 0.1%
500	Toys R Us Property Co. I LLC, 10.750%, 07/15/17 (m)	539

	Textiles, Apparel & Luxury Goods — 0.2%
750	Hanesbrands, Inc., VAR, 3.769%, 12/15/14 (m)	746

	Total Consumer Discretionary	16,905

Consumer Staples — 0.4%
	Food Products — 0.1%
346	JBS USA LLC/JBS USA Finance, Inc., 11.625%, 05/01/14	385

	Household Products — 0.3%
1,000	Spectrum Brands Holdings, Inc., 9.500%, 06/15/18	1,087

	Total Consumer Staples	1,472

Energy — 1.2%
	Energy Equipment & Services — 0.5%
1,725	Cie Generale de Geophysique - Veritas, (France), 9.500%, 05/15/16	1,846

	Oil, Gas & Consumable Fuels — 0.7%
1,500	Arch Coal, Inc., 8.750%, 08/01/16	1,639
1,000	Citgo Petroleum Corp., 11.500%, 07/01/17 (e)	1,130

		2,769

	Total Energy	4,615

Financials — 4.2%
	Commercial Banks — 0.8%
750	Bank of America Corp., VAR, 8.000%, 01/30/18 (m) (x)	639
500	Royal Bank of Scotland N.V., (Netherlands), VAR, 1.037%, 03/09/15	364
2,750	Wachovia Capital Trust III, VAR, 5.570%, 01/09/12 (m) (x)	2,324

		3,327

	Consumer Finance — 2.0%
2,750	Ally Financial, Inc., VAR, 3.649%, 02/11/14 (m)	2,475
	Ford Motor Credit Co. LLC,
3,500	3.875%, 01/15/15	3,432
2,000	8.000%, 06/01/14 (m)	2,150

		8,057

	Diversified Financial Services — 1.0%
	Capmark Financial Group, Inc.,
2,000	VAR, 7.000%, 09/30/14	1,998
200	VAR, 9.000%, 09/30/15	200
660	MBNA America Bank, N.A., 6.625%, 06/15/12	665
1,320	Citigroup, Inc., 6.500%, 08/19/13	1,373

		4,236

	Insurance — 0.4%
1,800	Catlin Insurance Co., Ltd., (Bermuda), VAR, 7.249%, 01/19/17 (e) (m) (x)	1,530

	Total Financials	17,150

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
Health Care — 0.1%
	Health Care Providers & Services — 0.1%
603	CHS/Community Health Systems, Inc., 8.875%, 07/15/15	620

Industrials — 0.6%
	Aerospace & Defense — 0.1%
500	Kratos Defense & Security Solutions, Inc., 10.000%, 06/01/17 (m)	504

	Airlines — 0.2%
745	American Airlines, Inc., 13.000%, 08/01/16	757

	Commercial Services & Supplies — 0.1%
500	R.R. Donnelley & Sons Co., 7.250%, 05/15/18 (m)	467

	Industrial Conglomerates — 0.2%
750	JB Poindexter & Co., Inc., 8.750%, 03/15/14	750

	Total Industrials	2,478

Materials — 2.5%
	Chemicals — 1.0%
3,600	Lyondell Chemical Co., 11.000%, 05/01/18	3,879

	Construction Materials — 0.1%
500	Cemex S.A.B. de C.V., (Mexico), VAR, 5.369%, 09/30/15 (e) (m)	340

	Containers & Packaging — 0.5%
2,250	Berry Plastics Corp., VAR, 5.153%, 02/15/15 (m)	2,205

	Metals & Mining — 0.5%
2,200	Noranda Aluminum Acquisition Corp., PIK, 4.659%, 05/15/15 (m)	2,024

	Paper & Forest Products — 0.4%
1,500	Verso Paper Holdings LLC/Verso Paper, Inc., 11.500%, 07/01/14 (m)	1,530

	Total Materials	9,978

Telecommunication Services — 0.8%
	Wireless Telecommunication Services — 0.8%
2,500	Nextel Communications, Inc., 6.875%, 10/31/13	2,437
1,000	VimpelCom Holdings B.V., (Netherlands), VAR, 4.365%, 06/29/14 (e) (m)	982

	Total Telecommunication Services	3,419

	Total Corporate Bonds (Cost $58,647)	56,637

Loan Participations & Assignments — 80.4%
Consumer Discretionary — 25.5%
	Auto Components — 0.7%
	Autoparts Holdings Ltd., Term Loan,
1,987	VAR, 6.500%, 07/29/17	1,985
1,013	VAR, 6.500%, 07/29/17	1,012

		2,997

	Automobiles — 1.2%
5,090	Chrysler, Term Loan B, VAR, 6.000%, 05/24/17	4,689

	Diversified Consumer Services — 0.2%
72	Realogy Corp., Extended Synthetic Commitments, VAR, 4.489%, 10/10/16	64
914	Realogy Corp., Extended Term Loan, VAR, 4.691%, 10/10/16	809

		873

	Gaming — 4.5%
2,228	Boyd Gaming Corp., Term Loan, VAR, 3.760%, 12/17/15 ^	2,096
	Caesars Entertainment Operating Co., Inc., Term B-2 Loan,
1,566	VAR, 3.257%, 01/28/15	1,336
2,914	VAR, 3.418%, 01/28/15	2,486
2,976	CCM Merger, Inc., Term Loan, VAR, 7.000%, 03/01/17	2,950
2,551	Citycenter Holdings LLC, Term Loan, VAR, 7.500%, 01/21/15	2,534
	Isle of Capri Casinos, Inc., Term Loan B,
2,623	VAR, 4.750%, 11/01/13	2,602
117	VAR, 4.750%, 11/01/13	117
	MGM Resorts International, Class C Loan,
2,221	VAR, 7.000%, 02/21/14	2,155
2,179	VAR, 7.000%, 02/21/14	2,114

		18,390

	Hotels, Restaurants & Leisure — 6.2%
1,843	Ameristar Casinos, Inc., Term Loan B, VAR, 4.000%, 04/16/18	1,832
4,320	Banc of America Large Loan, Inc., Series 2010-HLTN, Class HLTN, VAR, 1.999%, 11/15/15 (e)	3,816
5,984	Burger King Corp., Tranche B Term Loan, VAR, 4.500%, 10/19/16	5,906
3,329	DineEquity Inc., Term B1 Loan, VAR, 4.250%, 10/19/17	3,289
	Outback (OSI Restaurant), Prefunded Revolving Credit Commitment,
252	VAR, 0.163%, 06/14/13	239
41	VAR, 2.563%, 06/14/13	39
26	VAR, 2.688%, 06/14/13	25
57	VAR, 2.750%, 06/14/13	54
	Outback Steakhouse, Term Loan B,
3,828	VAR, 2.563%, 06/14/14	3,628

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Loan Participations & Assignments — Continued
	Hotels, Restaurants & Leisure — Continued
35	VAR, 4.500%, 06/14/14	34
3,000	Rock Ohio Caesars LLC, Term Loan, VAR, 8.500%, 08/15/17	3,000
	Six Flags Theme Parks, Inc., Term Loan B,
842	VAR, 5.250%, 06/30/16	838
842	VAR, 5.250%, 06/30/16	837
316	VAR, 6.000%, 06/30/16	314
1,500	Wendy’s/Arby’s Restaurants LLC, Term Loan, VAR, 05/24/17 ^	1,494

		25,345

	Media — 9.0%
	Bresnan Communications, Term Loan B,
4,977	VAR, 4.500%, 12/14/17	4,853
10	VAR, 4.500%, 12/14/17	10
522	Cengage Learning Acquisitions, Term Loan, VAR, 2.510%, 07/03/14	441
2,350	Cequel Communications Holdings I LLC and Cequel Capital Corp., Term Loan B, VAR, 2.248%, 11/05/13	2,313
500	Clear Channel Communications, Inc., Term Loan B, VAR, 3.910%, 01/29/16	372
3,000	Cumulus Media, Term Loan, VAR, 5.750%, 09/16/18 ^	2,919
2,300	DigitalGlobe, Inc., 1st Lien Term Loan, VAR, 09/21/18 ^	2,260
1,750	Entercom Radio LLC, Term Loan, VAR, 6.250%, 11/23/18	1,739
998	Gray Television, Inc., 1st Lien Term Loan, VAR, 3.750%, 12/31/14 ^	975
52	High Plains Broadcasting Operating Co. LLC, Term Loan, VAR, 9.000%, 09/14/16	52
1,247	Hubbard Radio LLC, 1st Lien Term Loan B, VAR, 5.250%, 04/28/17	1,225
3,992	Intelsat Jackson Holding, Tranche B Term Loan, VAR, 5.250%, 04/02/18 (m)	3,939
1,564	Live Nation Entertainment, Inc., Term Loan B, VAR, 4.500%, 11/07/16	1,548
	Media General, Inc., Term Loan,
318	VAR, 5.007%, 03/29/13	277
1,077	VAR, 5.245%, 03/29/13	937
195	Newport Television LLC, Term Loan, VAR, 9.000%, 09/14/16	193
2,995	Nielsen Finance LLC, Class B Dollar Term Loan, VAR, 3.998%, 05/02/16	2,915
500	Radio One, 1st Lien Term Loan B, VAR, 7.500%, 03/31/16	464
3	TWCC Holding Corp., First Lien Term Loan B, VAR, 4.250%, 02/11/17	3
3,630	Univision Communications, Inc., Extended 1st Lien Term Loan, VAR, 4.510%, 03/31/17 ^	3,248
1,000	Univision Communications, Inc., Initial Term Loan, VAR, 2.260%, 09/29/14	952
3,700	UPC Holdings, Term Loan, VAR, 12/31/17 ^	3,612
1,286	TWCC Holding Corp., Term Loan, VAR, 4.250%, 02/11/17	1,278

		36,525

	Specialty Retail — 3.7%
3,000	Academy Sports & Outdoors, 1st Lien Term Loan, VAR, 6.000%, 08/03/18	2,945
	Burlington Coat Factory, Term B Loan,
376	VAR, 6.250%, 02/23/17	366
367	VAR, 6.250%, 02/23/17	356
	Claire’s Stores, Term Loan B,
2,687	VAR, 3.010%, 05/29/14	2,307
563	VAR, 3.178%, 05/29/14	484
497	Gymboree Corp., 1st Lien Term Loan, VAR, 5.000%, 02/23/18	445
	J. Crew Operating Group, 1st Lien Term Loan,
1,678	VAR, 4.750%, 03/07/18	1,541
561	VAR, 4.750%, 03/07/18	516
	Michael’s Stores, Term B-1 Loan,
607	VAR, 2.625%, 10/31/13	590
1,046	VAR, 2.625%, 10/31/13	1,016
1,380	VAR, 2.688%, 10/31/13	1,340
967	VAR, 2.688%, 10/31/13	940
500	Neiman Marcus, 1st Lien Term Loan, VAR, 4.750%, 05/16/18	480
	PETCO, New Loans,
884	VAR, 4.500%, 11/24/17	858
144	VAR, 4.500%, 11/24/17	140
144	VAR, 4.500%, 11/24/17	140
144	VAR, 4.500%, 11/24/17	140
144	VAR, 4.500%, 11/24/17	140
144	VAR, 4.500%, 11/24/17	140
144	VAR, 4.500%, 11/24/17	140

		15,024

	Total Consumer Discretionary	103,843

Consumer Staples — 6.3%
	Food & Staples Retailing — 2.7%
2,000	Rite Aid Corp., 1st Lien Term Loan 5, VAR, 4.500%, 03/03/18	1,884
	Rite Aid Corp., Tranche 2 Term Loan,
2,199	VAR, 2.000%, 06/04/14 ^	2,069
596	VAR, 2.010%, 06/04/14	560
705	VAR, 2.010%, 06/04/14	663

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE($)
Loan Participations & Assignments — Continued
		Food & Staples Retailing — Continued
748		SUPERVALU, Inc., Term B-2 Loan, VAR, 3.510%, 10/05/15	719
5,174		SUPERVALU, Inc., Term Loan B- 3, VAR, 4.500%, 04/30/18 ^	5,000

			10,895

		Food Products — 1.7%
3,410		B&G Foods, Inc., Term Loan B, VAR, 11/30/18 ^	3,411
		Bolthouse Farms, 1st Lien Term Loan,
412		VAR, 5.500%, 02/11/16	410
1		VAR, 5.750%, 02/11/16	—	(h)
499		Del Monte Corp., Term Loan, VAR, 4.500%, 03/08/18	471
		Dole Food Co., Inc., Tranche B-2 Term Loan,
56		VAR, 5.000%, 07/08/18	55
56		VAR, 5.000%, 07/08/18	55
56		VAR, 5.000%, 07/08/18	55
56		VAR, 5.000%, 07/08/18	55
56		VAR, 5.000%, 07/08/18	56
56		VAR, 5.000%, 07/08/18	55
16		VAR, 6.000%, 07/08/18	16
		Dole Food Co., Inc., Tranche C-2 Term Loan,
72		VAR, 5.000%, 07/08/18	71
83		VAR, 5.000%, 07/08/18	83
83		VAR, 5.000%, 07/08/18	83
83		VAR, 5.000%, 07/08/18	83
56		VAR, 5.000%, 07/08/18	55
83		VAR, 5.000%, 07/08/18	83
83		VAR, 5.000%, 07/08/18	83
83		VAR, 5.000%, 07/08/18	83
21		VAR, 6.000%, 07/08/18	20
		Pierre Foods, Inc., 1st Lien Term Loan,
1,491		VAR, 7.000%, 09/30/16	1,481
4		VAR, 7.000%, 09/30/16	4

			6,768

		Household Products — 0.2%
		Spectrum Brands, New Term Loan,
456		VAR, 5.000%, 06/17/16	456
339		VAR, 5.000%, 06/17/16	339
3		VAR, 5.000%, 06/17/16	3
–	(h)	VAR, 6.250%, 06/17/16	—	(h)

			798

		Personal Products — 1.7%
		NBTY, Inc., Term B-1 Loan,
1,593		VAR, 4.250%, 10/01/17	1,568
287		VAR, 4.250%, 10/01/17	283
115		VAR, 4.250%, 10/01/17	113
		Revlon Consumer Products Corp., 1st Lien Term Loan,
561		VAR, 4.750%, 11/19/17	553
482		VAR, 4.750%, 11/19/17	476
482		VAR, 4.750%, 11/19/17	476
482		VAR, 4.750%, 11/19/17	476
482		VAR, 4.750%, 11/19/17	476
482		VAR, 4.750%, 11/19/17	476
482		VAR, 4.750%, 11/19/17	476
44		VAR, 4.750%, 11/19/17	43
		Visant Corp., 1st Lien Term Loan,
1,640		VAR, 5.250%, 12/22/16	1,542
106		VAR, 5.250%, 12/22/16	100

			7,058

		Total Consumer Staples	25,519

Energy — 1.7%
		Energy Equipment & Services — 0.9%
3,500		Fairmount Minerals, 1st Lien Term Loan, VAR, 5.250%, 03/15/17 ^	3,475

		Oil, Gas & Consumable Fuels — 0.8%
3,500		MEG Energy Corp., Term Loan B, VAR, 4.000%, 03/18/18	3,461

		Total Energy	6,936

Financials — 4.5%
		Capital Markets — 0.5%
1,957		Pinafore LLC/Pinafore, Inc., Term Loan B1, VAR, 4.250%, 09/29/16	1,941

		Consumer Finance — 0.7%
3,500		Springleaf Financial Funding, Term Loan, VAR, 5.500%, 05/10/17	3,034

		Diversified Financial Services — 2.6%
		Clarke American Corp., Term Loan B,
105		VAR, 2.760%, 06/30/14	89
101		VAR, 2.760%, 06/30/14	85
85		VAR, 2.760%, 06/30/14	71
61		VAR, 2.760%, 06/30/14	52
74		VAR, 2.760%, 06/30/14	62
72		VAR, 2.869%, 06/30/14	61
3,150		International Lease Finance Corp., Term Loan 1, VAR, 6.750%, 03/17/15 ^	3,153
		Nuveen Investments, Inc., Term Loan,
995		VAR, 05/13/17 ^	974
		Nuveen Investments, Inc., Existing 1st Lien Term Loan B,
2,012		VAR, 3.369%, 11/13/14	1,898
1,488		VAR, 3.425%, 11/13/14	1,404
2,925		Ocwen Financial Corp., Term Loan, VAR, 7.000%, 09/01/16	2,903

			10,752

		Insurance — 0.6%
2,268		CNO Financial Group, Inc., B-1 Term Loan, VAR, 6.250%, 09/30/16	2,257

		Real Estate Investment Trusts (REITs) — 0.1%
		I-Star, Term Loan A-1,
214		VAR, 5.000%, 06/28/13	211
141		VAR, 5.000%, 06/28/13	139

			350

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Loan Participations & Assignments — Continued
	Total Financials	18,334

	Health Care — 11.1%
	Health Care Equipment & Supplies — 0.2%
	Biomet, Inc., Dollar Term Loan,
327	VAR, 3.257%, 03/25/15 ^	315
34	VAR, 3.260%, 03/25/15 ^	33
639	VAR, 3.358%, 03/25/15 ^	615

		963

	Health Care Providers & Services — 7.1%
	Community Health Systems, Inc., Extended Term Loan,
1,228	VAR, 3.760%, 01/25/17	1,185
3,509	VAR, 4.023%, 01/25/17	3,386
2,500	HCA, Inc., Term Loan B-3, VAR, 3.619%, 05/01/18	2,363
5,000	HMA, Term Loan B, VAR, 11/22/18 ^	4,977
5,880	IASIS Healthcare, 1st Lien Term Loan B, VAR, 5.000%, 05/03/18	5,651
1,995	inVentiv Health, Inc., Consolidated Term Loan, VAR, 6.500%, 08/04/16	1,948
1,397	Kindred Healthcare, Term Loan, VAR, 5.250%, 06/01/18	1,287
2,188	Multiplan, Inc. Term Loan B, VAR, 4.750%, 08/26/17	2,064
5,980	Vanguard Health Systems, Term Loan B, VAR, 5.000%, 01/29/16	5,883

		28,744

	Health Care Technology — 0.5%
	Emdeon Inc., Term Loan B,
46	VAR, 6.750%, 11/01/18	46
67	VAR, 6.750%, 11/01/18	67
466	VAR, 6.750%, 11/01/18	467
1,127	VAR, 6.750%, 11/01/18	1,131
294	VAR, 6.750%, 11/01/18	295

		2,006

	Pharmaceuticals — 3.3%
	Axcan Intermediate Holdings, Inc., Term Loan,
6,134	VAR, 5.500%, 02/10/17	5,835
661	VAR, 5.500%, 02/10/17	629
	Capsugel Holdings, Inc., Term Loan,
14	VAR, 5.250%, 08/01/18	14
5,647	VAR, 5.250%, 08/01/18	5,642
14	VAR, 5.250%, 08/01/18	14
1,401	Catalent Pharma Solutions, Inc., Dollar Term Loan, VAR, 2.510%, 04/10/14	1,332

		13,466

	Total Health Care	45,179

Industrials — 9.1%
	Aerospace & Defense — 0.5%
499	Ducommun, Inc., Term Loan B, VAR, 5.500%, 06/28/17	492
1,496	Transdigm Group, Inc., Term Loan, VAR, 4.000%, 02/14/17	1,481

		1,973

	Airlines — 2.0%
3,494	Delta Air Lines, Inc., New Term Loan, VAR, 4.250%, 03/07/16	3,271
	United Airlines, Term Loan B,
3,783	VAR, 2.313%, 02/01/14 ^	3,646
1,103	VAR, 2.313%, 02/01/14	1,063

		7,980

	Building Products — 0.2%
	Nortek, Inc., 1st Lien Term Loan,
941	VAR, 5.250%, 04/26/17	917
3	VAR, 5.250%, 04/26/17	2
3	VAR, 5.250%, 04/26/17	3
1	VAR, 6.250%, 04/26/17	1

		923

	Commercial Services & Supplies — 1.0%
1,496	Baker Corp., Term Loan, VAR, 5.000%, 06/01/18	1,479
1,991	Cenveo Corp., Term Loan B, VAR, 6.250%, 12/21/16	1,956
499	SCH Group, 1st Lien Term Loan, VAR, 6.625%, 04/28/17	416
500	SCH Group, 2nd Lien Term Loan, VAR, 10.500%, 04/30/18	400

		4,251

	Diversified Manufacturing — 0.3%
1,250	Norit Holding B.V., Term Loan, VAR, 7.500%, 07/10/17	1,234

	Industrial Conglomerates — 1.4%
5,491	BOC Edwards, Extended Term Loan, VAR, 5.500%, 05/31/16 ^	5,118
797	BOC Edwards, New Term Loan, VAR, 5.500%, 05/31/16	743

		5,861

	Machinery — 3.1%
6,000	Colfax Corp., VAR, 01/01/19	6,000
988	Milacron Holdings, Inc., Term Loan, VAR, 7.500%, 05/15/17	975
4,000	Terex Corp., Term Loan, VAR, 5.500%, 04/28/17	3,990
1,671	Xerium Technologies, Inc., Initial U.S. Term Loan, VAR, 5.500%, 05/26/17	1,651

		12,616

	Road & Rail — 0.6%
	Swift Transportation Co., Term Loan,
1,054	VAR, 6.000%, 12/21/16	1,046
61	VAR, 6.000%, 12/21/16	60
182	VAR, 6.000%, 12/21/16	181
971	VAR, 6.000%, 12/21/16	964

		2,251

	Total Industrials	37,089

Information Technology — 9.0%
	Communications Equipment — 1.6%
3,495	Avaya, Inc., Term Loan B-1, VAR, 3.256%, 10/24/14 ^	3,246

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Loan Participations & Assignments — Continued
	Communications Equipment— Continued
2,240	Avaya, Inc., Term Loan B-3 Extending Tranche, VAR, 5.006%, 10/26/17	1,974
	Syniverse Holdings, Inc., Term Loan B,
1,242	VAR, 5.250%, 12/21/17	1,237
3	VAR, 5.250%, 12/21/17	3

		6,460

	Electrical Equipment — 0.2%
998	Sensata Technologies B.V., Term
	Loan, VAR, 4.000%, 05/12/18	983

	Electronic Equipment, Instruments & Components — 2.8%
2,000	CDW Corp., Extended Term Loan, VAR, 4.250%, 07/15/17	1,858
3,000	CDW Corp., Non Extended B-1 Term Loan, VAR, 3.748%, 10/10/14 ^	2,881
3,492	Sensus USA, Inc., 1st Lien Term Loan, VAR, 4.750%, 05/09/17 ^	3,422
750	Sensus USA, Inc., 2nd Lien Term Loan, VAR, 8.500%, 05/09/18	733
2,400	Unifrax LLC, Term Loan B, VAR, 7.000%, 11/28/18	2,394

		11,288

	Internet Software & Services — 0.7%
3,000	Go Daddy Group, Inc. (The), Term Loan, VAR, 09/30/18 ^	2,989

	IT Services — 1.1%
3,500	First Data Corp., Initial Tranche B1, VAR, 3.007%, 09/24/14	3,099
1,500	First Data Corp., Initial Tranche B3, VAR, 3.007%, 09/24/14	1,328

		4,427

	Semiconductors & Semiconductor Equipment — 2.6%
4,246	Freescale Semiconductor, Inc., Extended Maturity Term Loan, VAR, 4.496%, 12/01/16 ^	4,007
6,825	NXP B.V./NXP Funding LLC, Tranche A-2 Term Loan, VAR, 03/04/17 ^	6,548

		10,555

	Total Information Technology	36,702

	Materials — 7.4%
	Chemicals — 4.3%
742	AZ Chem U.S., Inc., Term Loan, VAR, 4.750%, 11/19/16 ^	741
5,384	Momentive Performance, Tranche B-1B Term Loan, VAR, 3.813%, 05/05/15	5,108
	Nexeo Solutions, Term Loan,
617	VAR, 5.000%, 09/08/17	592
617	VAR, 5.000%, 09/08/17	592
1,761	VAR, 5.000%, 09/08/17 ^	1,691
	OM Group, Term Loan B,
2,286	VAR, 5.750%, 08/02/17	2,257
1,714	VAR, 5.750%, 08/02/17	1,693
3,000	PolyOne Corp., Term Loan B,
	VAR, 11/02/17 ^	2,996
	Trinseo S.A., 1st Lien Term Loan,
1,061	VAR, 6.000%, 08/02/17	913
434	VAR, 6.000%, 08/02/17	373
565	Univar, Inc., Term Loan B, VAR, 5.000%, 06/30/17	544

		17,500

	Containers & Packaging — 2.5%
7,000	Reynolds Group Holdings, Term Loan C, VAR, 6.500%, 08/09/18	6,874
	Sealed Air Corp., Term Loan B,
1,502	VAR, 4.750%, 10/03/18	1,514
1,707	VAR, 4.750%, 10/03/18	1,720

		10,108

	Metals & Mining — 0.5%
2,244	Novelis, Inc., Term Loan, VAR, 3.750%, 03/10/17	2,204

	Paper & Forest Products — 0.1%
250	Ainsworth Lumber Ltd., Term Loan B, VAR, 5.313%, 06/26/14	207

	Total Materials	30,019

	Telecommunication Services — 2.5%
	Diversified Telecommunication Services — 1.8%
	Level 3 Communications, Inc., Tranche A Term Loan,
357	VAR, 2.648%, 03/13/14	335
893	VAR, 2.648%, 03/13/14	838
5,000	Level 3 Communications, Tranche B II Term Loan, VAR, 5.750%, 09/01/18	4,838
1,200	Level 3 Financing, Inc., Term Loan B3, VAR, 5.750%, 09/01/18	1,161

		7,172

	Wireless Telecommunication Services — 0.7%
3,000	MetroPCS Wireless, Inc., Term Loan B-2, VAR, 11/03/16 ^	2,928

	Total Telecommunication Services	10,100

	Utilities — 3.3%
	Independent Power Producers & Energy Traders — 3.3%
1,995	AES Corp., 1st Lien Term Loan, VAR, 4.250%, 06/01/18	1,973
4,492	Calpine Corp., 1st Lien Term Loan, VAR, 4.500%, 04/01/18	4,349
1,600	Dynegy Midwest Generation, Inc., Term Loan, VAR, 9.250%, 08/05/16	1,597
1,000	Dynegy Power LLC, Term Loan, VAR, 9.250%, 08/05/16	1,007

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Loan Participations & Assignments — Continued
	Independent Power Producers & Energy Traders — Continued
2,991	GenOn Energy, Inc., Term Loan B, VAR, 6.000%, 09/20/17	2,977
	Texas Competitive Electric Holdings Co. LLC, Extended- Term Loan,
1,289	VAR, 4.748%, 10/10/17	839
1,211	VAR, 4.748%, 10/10/17	789

	Total Utilities	13,531

	Total Loan Participations & Assignments (Cost 330,952)	327,252

SHARES
Preferred Stock — 0.4%
	Financials — 0.4%
	Insurance — 0.4%
2	XL Group Ltd., (Cayman Islands), Series D, 02/21/12 (x) (Cost $1,685)	1,394

Short-Term Investment — 18.6%
	Investment Company — 18.6%
75,608	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.080% (b) (l) (m) (Cost $75,608)	75,608

	Total Investments —113.4% (Cost $466,892)	460,891
	Liabilities in Excess of Other Assets — (13.4)%	(54,366)

	NET ASSETS — 100.0%	$406,525

Percentages indicated are based on net assets.

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

PIK	—	Payment-in-Kind
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2011.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(h)	Amount rounds to less than one thousand (shares or dollars).
(l)	The rate shown is the current yield as of November 30, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments, and forward foreign currency exchange contracts.
(x)	Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2011.
^	All or a portion of the security is unsettled as of November 30, 2011. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.

As of November 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,640
Aggregate gross unrealized depreciation	(7,641)

Net unrealized appreciation/depreciation	$(6,001)

Federal income tax cost of investments	$466,892

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities (a)	$75,608	$385,283	$—	$460,891

There were no transfers between Levels 1 and 2 during the period ended November 30, 2011.

(a)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 1 consists of a money market mutual fund that is held for daily investment of cash. Please refer to the SOI for industry specifics of the portfolio holdings.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/ Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
January 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
January 27, 2012

By:	/s/ Joy C. Dowd
Joy C. Dowd
Treasurer and Principal Financial Officer
January 27, 2012